SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	May 02, 2022	Dec. 31, 2022	Dec. 31, 2022
Share Capital [abstract]
Explanation of fact that shares have no par value			The Company has an unlimited number of common shares without par value authorized for issue.
Percentage of share repurchase program	5.00%
Repurchase of common shares acquired and cancelled		2,201,404
Average cost		$ 2.69
Total cost		$ 5,900	$ 5,929